Product Sales (Tables)	12 Months Ended
Jun. 28, 2015
Segment Reporting [Abstract]
Schedule of Product Sales

Sales by product group were as follows (thousands of dollars and percent of total net sales):

	2015		2014		2013
	Net Sales	%	Net Sales	%	Net Sales	%
Keys & Locksets	$114,287	28%	$115,379	33%	$102,157	34%
Aftermarket & OE Service	78,717	19%	49,586	14%	36,487	12%
Power Access	68,078	16%	60,141	17%	56,443	19%
Door Handles & Exterior Trim	60,864	15%	48,034	14%	37,225	13%
Driver Controls	57,894	14%	53,729	16%	51,032	17%
Latches	24,320	6%	14,664	4%	9,385	3%
Other	7,315	2%	6,886	2%	5,450	2%
	$411,475	100%	$348,419	100%	$298,179	100%